Share capital and reserves - Founder Preferred Shares Annual Dividend Amount and Warrant Redemption Amount (Details)					12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares	Jan. 02, 2018 shares	Dec. 31, 2017	Dec. 31, 2019 vote $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 € / shares	Mar. 22, 2019 shares
Disclosure of classes of share capital [line items]
Preferred Stock, Shares Issued1	1,500,000				1,500,000
Number of votes per Founder Preferred Share | vote					1
Preference shares, dividend payment terms, weighted average share price, minimum term required						10 days			10 days
Preferred stock, conversion terms, weighted average share price (in dollars per share) | (per share)									$ 11.5	€ 11.50
Percentage increase in dividend price	20.00%		20.00%	20.00%	20.00%
Preference shares, conversion ratio									1
Dividends recognised as distributions to owners per share (in dollars per share) | (per share)	$ 21.7289	$ 21.7289			$ 21.7289	$ 16.7538	$ 11.4824	€ 16.6516		€ 11.4824
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued											20,000,000
Founder preferred shares annual dividend amount			8,705,890			171,092	8,705,890	8,705,890
Founder Entities [Member]
Disclosure of classes of share capital [line items]
Preferred Stock, Shares Issued1	750,000				750,000